Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregated Information of Revenues [Line Items]
Net revenues			$ 32,205,666	$ 21,774,937
Sale-retail [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Net revenues	$ 17,708,735	$ 19,229,491	26,389,720	18,844,921
Sale-wholesale [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Net revenues			$ 5,815,946	$ 2,930,016